Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Corporate Bonds – 17.8%
Banking – 1.5%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	$910,000	$962,325
HBOS Capital Funding LP, 6.8500%µ	100,000	101,500
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	412,000	439,810
Royal Bank of Scotland Group PLC, 6.1000%µ	1,000,000	1,089,198
		2,592,833
Capital Goods – 0.6%
Crown Americas LLC / Crown Americas Capital Corp IV, 4.5000%, 1/15/23	1,000,000	1,050,000
Communications – 4.0%
AT&T Inc, 2.4500%, 6/30/20	1,000,000	1,002,370
CCO Holdings LLC / CCO Holdings Capital Corp, 5.8750%, 5/1/27 (144A)	500,000	528,750
Comcast Corp, 3.9500%, 10/15/25	283,000	308,130
Comcast Corp, 4.1500%, 10/15/28	201,000	225,527
Crown Castle International Corp, 3.8000%, 2/15/28	1,000,000	1,063,744
Deutsche Telekom International Finance BV, 1.9500%, 9/19/21 (144A)	1,000,000	993,348
Diamond Sports Group LLC / Diamond Sports Finance Co,
5.3750%, 8/15/26 (144A)	668,000	693,050
T-Mobile USA Inc, 4.5000%, 2/1/26	91,000	93,666
T-Mobile USA Inc, 4.7500%, 2/1/28	57,000	59,651
Verizon Communications Inc, 4.0160%, 12/3/29	977,000	1,086,231
Virgin Media Secured Finance PLC, 5.2500%, 1/15/26 (144A)	600,000	616,500
		6,670,967
Consumer Cyclical – 1.3%
Amazon.com Inc, 3.1500%, 8/22/27	1,000,000	1,062,795
Service Corp International/US, 8.0000%, 11/15/21	200,000	220,750
Service Corp International/US, 5.1250%, 6/1/29	800,000	855,000
		2,138,545
Consumer Non-Cyclical – 5.1%
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	1,000,000	1,164,506
Aramark Services Inc, 5.1250%, 1/15/24	715,000	738,238
Aramark Services Inc, 4.7500%, 6/1/26	291,000	299,730
Constellation Brands Inc, 4.7500%, 11/15/24	381,000	421,090
Elanco Animal Health Inc, 4.9000%, 8/28/28	670,000	731,002
HCA Inc, 5.2500%, 6/15/26	1,000,000	1,113,697
IQVIA Inc, 5.0000%, 5/15/27 (144A)	1,000,000	1,047,500
Johnson & Johnson, 2.9000%, 1/15/28	1,000,000	1,051,977
Sysco Corp, 3.5500%, 3/15/25	732,000	776,739
Tesco PLC, 6.1500%, 11/15/37 (144A)	1,024,000	1,169,174
		8,513,653
Insurance – 0.5%
Prudential PLC, 5.2500%µ	900,000	920,385
Real Estate Investment Trusts (REITs) – 0.7%
CyrusOne LP / CyrusOne Finance Corp, 5.3750%, 3/15/27	670,000	714,388
Digital Realty Trust LP, 4.7500%, 10/1/25	450,000	495,077
		1,209,465
Technology – 4.1%
Adobe Inc, 3.2500%, 2/1/25	1,000,000	1,054,568
Alphabet Inc, 1.9980%, 8/15/26	1,000,000	1,001,014
Apple Inc, 3.3500%, 2/9/27	500,000	535,039
Dell International LLC / EMC Corp, 5.4500%, 6/15/23 (144A)	1,105,000	1,203,260
Equinix Inc, 5.3750%, 4/1/23	600,000	613,320
Equinix Inc, 5.7500%, 1/1/25	400,000	416,520
Microsoft Corp, 3.3000%, 2/6/27	1,000,000	1,077,975
salesforce.com Inc, 3.7000%, 4/11/28	500,000	548,920
VMware Inc, 3.9000%, 8/21/27	353,000	363,124
		6,813,740
Total Corporate Bonds (cost $28,517,229)		29,909,588
United States Treasury Notes/Bonds – 2.8%
2.7500%, 11/30/20	2,000,000	2,021,484
2.8750%, 11/15/21	500,000	512,695
2.8750%, 10/31/23	1,000,000	1,051,406
2.8750%, 11/30/25	1,000,000	1,073,906
Total United States Treasury Notes/Bonds (cost $4,495,278)		4,659,491
Common Stocks – 76.0%
Aerospace & Defense – 1.1%
BAE Systems PLC	273,827	1,918,711
Auto Components – 1.1%
Cie Generale des Etablissements Michelin SCA	16,172	1,804,722

Shares or Principal Amounts		Value
Common Stocks – (continued)
Banks – 4.8%
BAWAG Group AG (144A)*	29,107	$1,145,755
BNP Paribas SA	31,632	1,539,888
ING Groep NV	95,505	999,597
JPMorgan Chase & Co	12,999	1,529,852
Nordea Bank Abp	201,328	1,428,150
Swedbank AB	96,348	1,387,281
		8,030,523
Beverages – 3.4%
Carlsberg A/S	8,648	1,278,505
Coca-Cola Co	33,148	1,804,577
Diageo PLC	65,155	2,669,571
		5,752,653
Capital Markets – 0.2%
St James's Place PLC	26,244	315,972
Chemicals – 2.0%
BASF SE	28,457	1,988,517
Dow Inc	10,988	523,578
DuPont de Nemours Inc	10,988	783,554
		3,295,649
Commercial Services & Supplies – 0.5%
Prosegur Cash SA (144A)	608,377	873,846
Communications Equipment – 1.7%
Cisco Systems Inc	56,319	2,782,722
Containers & Packaging – 1.3%
Amcor PLC	139,710	1,343,438
SIG Combibloc Group AG*	66,685	888,866
		2,232,304
Diversified Telecommunication Services – 3.5%
Orange SA	115,422	1,810,701
TELUS Corp	49,800	1,772,530
Verizon Communications Inc	38,521	2,325,128
		5,908,359
Electric Utilities – 3.0%
Enel SpA	300,291	2,242,038
Iberdrola SA	139,211	1,446,726
Red Electrica Corp SA	30,919	627,916
SSE PLC	46,306	708,989
		5,025,669
Electrical Equipment – 1.3%
ABB Ltd	109,980	2,161,463
Equity Real Estate Investment Trusts (REITs) – 4.2%
Crown Castle International Corp	10,992	1,527,998
CyrusOne Inc	36,375	2,877,263
Eurocommercial Properties NV	23,171	645,435
Hammerson PLC	208,802	727,946
VICI Properties Inc	57,545	1,303,394
		7,082,036
Food Products – 3.1%
Danone SA	11,178	984,531
Mondelez International Inc	21,684	1,199,559
Nestle SA (REG)	28,258	3,066,523
		5,250,613
Health Care Equipment & Supplies – 1.7%
Medtronic PLC	26,683	2,898,307
Hotels, Restaurants & Leisure – 1.7%
Carnival Corp	36,399	1,591,000
Las Vegas Sands Corp	22,036	1,272,799
		2,863,799
Industrial Conglomerates – 1.1%
Siemens AG	16,983	1,818,417
Information Technology Services – 0.7%
Sabre Corp	48,985	1,097,019
Insurance – 3.3%
AXA SA	70,717	1,805,688
Manulife Financial Corp	92,620	1,699,001
NN Group NV	25,171	892,616
Prudential PLC	59,433	1,077,651
		5,474,956
Metals & Mining – 2.1%
BHP Group PLC	80,046	1,704,693
Rio Tinto PLC	34,094	1,764,068
		3,468,761

Shares or Principal Amounts		Value
Common Stocks – (continued)
Multi-Utilities – 1.8%
National Grid PLC	125,767	$1,363,467
Veolia Environnement SA	65,795	1,667,820
		3,031,287
Oil, Gas & Consumable Fuels – 6.9%
BP PLC	290,740	1,843,506
Chevron Corp	21,863	2,592,952
Eni SpA	80,264	1,227,577
Occidental Petroleum Corp	35,269	1,568,412
Royal Dutch Shell PLC	85,537	2,507,569
TOTAL SA	36,580	1,908,929
		11,648,945
Paper & Forest Products – 0.7%
UPM-Kymmene Oyj	41,152	1,216,262
Personal Products – 1.4%
Unilever NV	38,853	2,335,160
Pharmaceuticals – 10.6%
Bristol-Myers Squibb Co	21,184	1,074,241
GlaxoSmithKline PLC	193,514	4,150,178
Johnson & Johnson	8,601	1,112,797
Novartis AG	30,325	2,630,112
Pfizer Inc	108,461	3,897,004
Roche Holding AG	8,774	2,554,027
Sanofi	25,184	2,334,515
		17,752,874
Professional Services – 1.3%
RELX PLC	92,322	2,196,370
Semiconductor & Semiconductor Equipment – 3.8%
Lam Research Corp	5,128	1,185,132
Maxim Integrated Products Inc	23,608	1,367,139
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	62,081	2,885,525
Tokyo Electron Ltd	5,000	951,115
		6,388,911
Software – 3.9%
Microsoft Corp	47,097	6,547,896
Tobacco – 1.8%
British American Tobacco PLC	41,675	1,540,777
Imperial Brands PLC	66,809	1,501,472
		3,042,249
Wireless Telecommunication Services – 2.0%
Tele2 AB	157,770	2,348,627
Vodafone Group PLC	489,453	974,730
		3,323,357
Total Common Stocks (cost $118,129,795)		127,539,812
Preferred Stocks – 1.9%
Household Products – 0.8%
Henkel AG & Co KGaA	13,620	1,347,751
Technology Hardware, Storage & Peripherals – 1.1%
Samsung Electronics Co Ltd	59,165	1,954,028
Total Preferred Stocks (cost $3,221,138)		3,301,779
Investment Companies – 0.2%
Money Markets – 0.2%
Fidelity Investments Money Market Treasury Portfolio, 1.8200%ºº (cost $316,893)	316,893	316,893
Total Investments (total cost $154,680,333) – 98.7%		165,727,563
Cash, Receivables and Other Assets, net of Liabilities – 1.3%		2,116,170
Net Assets – 100%		$167,843,733

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$71,634,987	43.2%
United Kingdom	30,068,192	18.1
France	13,856,794	8.4
Switzerland	11,300,991	6.8
Netherlands	7,069,178	4.3
Germany	6,148,033	3.7
Sweden	3,735,908	2.2
Canada	3,471,531	2.1

Italy	3,469,615	2.1
Spain	2,948,488	1.8
Taiwan	2,885,525	1.7
Finland	2,644,412	1.6
South Korea	1,954,028	1.2
Denmark	1,278,505	0.8
Belgium	1,164,506	0.7
Austria	1,145,755	0.7
Japan	951,115	0.6

Total	$165,727,563	100.0%

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	10/30/19	(5,277,849)	$6,562,274	$66,060
Euro	10/30/19	(7,099,267)	7,899,827	144,032
Total				$210,092

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 14,398,064

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $8,710,993, which represents 5.2% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated represents the next call date.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$29,909,588	$-
United States Treasury Notes/Bonds	-	4,659,491	-
Common Stocks	127,539,812	-	-
Preferred Stocks	-	3,301,779	-
Investment Companies	316,893	-	-
Total Investments in Securities	$127,856,705	$37,870,858	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	210,092	-
Total Assets	$127,856,705	$38,080,950	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.